Major Customers (Details Narrative) - Sales Revenue [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Three Customers [Member]
Concentrations of credit risk percentage	10.00%
Customer One [Member]
Concentrations of credit risk percentage		24.00%
Customer One [Member] | Maximum [Member]
Concentrations of credit risk percentage	13.00%
Customer Two [Member]
Concentrations of credit risk percentage		12.00%
Customer Two [Member] | Maximum [Member]
Concentrations of credit risk percentage	13.00%
Customer Three [Member]
Concentrations of credit risk percentage		12.00%
Customer Three [Member] | Maximum [Member]
Concentrations of credit risk percentage	12.00%